Subsidiary Entities and Subsidiary Companies	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Subsidiary Entities and Subsidiary Companies	SUBSIDIARY ENTITIES AND SUBSIDIARY COMPANIES
The subsidiary entities Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics were dissolved in accordance with the New Organic Statute that came into effect on June 1, 2025.
As of December 31, 2024, the Subsidiary Entities consolidated in these financial statements include Pemex
Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.
As of December 31, 2025 and 2024, the consolidated Subsidiary Companies are as follows:
•P.M.I. Trading, DAC. (“PMI Trading”) (i)(iii)(vii)
•P.M.I. Holdings Petróleos España, S.L.U. (“HPE”) (i)(iii)(v)
•P.M.I. Services North America, Inc. (“PMI SUS”) (i)(iii)(vi)
•P.M.I. Norteamérica, S.A. de C.V. (“PMI NASA”) (i)(iii)(iv)
•P.M.I. Comercio Internacional, S.A. de C.V. (“PMI CIM”) (i)(ii)(iv)
•PMI Campos Maduros SANMA, S. de R.L. de C.V. (“SANMA”) (iii)(iv)(xiii)
•Pro-Agroindustria, S.A. de C.V. (“AGRO”) (iii)(iv)
•PTI Infraestructura de Desarrollo, S.A. de C.V. (“PTI ID”) (iii)(iv)
•P.M.I. Servicios Portuarios Transoceánico, S.A. de C.V. (“PMI SP”) (iii)(iv)
•Pemex Procurement International, Inc. (“PPI”) (iii)(vi)
•Pemex Finance Limited (“FIN”) (iii)(ix)(xii)
•Mex Gas Internacional, S.L. (“MGAS”) (iii)(iv)
•Pemex Desarrollo e Inversión de Proyectos, S.A. de C.V. (“PDII”) (iii)(iv)
•IKAL Insurance Company, AG. (“KOT”) (iii)(viii)(xiv)
•PPQ Cadena Productiva, S.L.U. (“PPQCP”) (iii)(v)(xi)
•I.I.I. Servicios, S.A. de C.V. (“III Servicios”) (iii)(iv)
•PMI Ducto de Juárez, S. de R.L. de C.V. (“PMI DJ”) (i)(iii)(iv)
•PMX Fertilizantes Holding, S.A. de C.V. (“PMX FH”) (iii)(iv)
•PMX Fertilizantes Pacífico, S.A. de C.V. (“PMX FP”) (iii)(iv)
•Grupo Fertinal, S.A. de C.V. (“GP FER”) (iii)(iv)
•Compañía Mexicana de Exploraciones, S.A. de C.V. (“COMESA”) (ii)(iv)(xi)
•P.M.I. Trading México, S.A. de C.V. (“TRDMX”) (i)(iii)(iv)
•Holdings Holanda Services, B.V. (“HHS”) (iii)(x)
•Deer Park Refining Limited Partnership (“Deer Park” or “DPRLP”) (i)(iii)(vi)
•Gasolinas Bienestar, S.A. de C.V. (“GASOB”) (iii)(iv)

(i)Member Company of the “PMI Subsidiaries”.
(ii)Non-controlling interest company (98.33% in PMI CIM and 60.00% in COMESA).
(iii)Petróleos Mexicanos owns 100.00% of the interests in this Subsidiary Company.
(iv)Operates in Mexico.
(v)Operates in Spain.
(vi)Operates in the United States of America.
(vii)Operates in Ireland.
(viii)Operates in Switzerland.
(ix)Operates in the Cayman Islands.
(x)Operates in the Netherlands.
(xi)This company is in process of liquidation.
(xii)This company was liquidated on September 2, 2024.
(xiii)This company was liquidated on December 3, 2024.
(xiv)Formerly KOT Insurance Company, AG. until August 31, 2025.